Income Taxes (Schedule of Earnings Before Income Taxes and Provision for Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Earnings before income taxes	$ 12,542	$ 13,004	$ 12,542
Current, United States federal	247	226	270
Deferred, United States federal	(5)	(61)	118
Total, United States federal	242	165	388
Current, Outside United States	3,451	3,855	3,368
Deferred, Outside United States	(23)	(187)	(103)
Total outside United States	3,428	3,668	3,265
Total provision for income taxes	$ 3,670	$ 3,833	$ 3,653